Financial instruments and financial risk factors - Additional Information (Detail) - Li Cycle Holdings Corp [Member] $ in Millions	12 Months Ended
Oct. 31, 2021 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Description about transfers between levels	There were no transfers between the levels during the current or prior year.
Currency risk [member]
Disclosure of fair value measurement of liabilities [line items]
Percentage Of strengthening of candian dollar aganst american dollar	5.00%
Percentage Of weakling of canadian dollar against american dollar	5.00%
Increase decrease through foreign exchange, financial assets	$ 0.9
Currency risk [member] | Canadian Dollar Denominated Cash [Member]
Disclosure of fair value measurement of liabilities [line items]
Value at risk	1.3
Currency risk [member] | Canadian Dollar Net Liabilities And Loan Payable [Member]
Disclosure of fair value measurement of liabilities [line items]
Value at risk	$ 23.9